Fair Value of Financial Instruments (Details) - Schedule of summarizes financial instruments carried at fair value $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Bridge Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning
Additions	9,938	[1]
Payment of transaction costs
Changes in fair value measurements	85,192
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending	95,130
Notes Payable, Ares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning	87,619
Additions		[1]
Payment of transaction costs
Changes in fair value measurements	(554)
Payments of notes payable	(87,065)
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending			87,619
Notes Payable, Bridge [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning
Additions	82,000	[1]
Payment of transaction costs	(3,834)
Changes in fair value measurements	(20,874)
Payments of notes payable
Conversions of notes to Common Stock	(31,284)
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending	26,008
Notes Payable, ATW NPA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning	73,663
Additions		[1]
Payment of transaction costs
Changes in fair value measurements	(5,466)
Payments of notes payable
Conversions of notes to Common Stock	(68,197)
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending			73,663
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning	642
Additions		[1]
Payment of transaction costs
Proceeds, net of original issuance discount
Original issue discount				[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities			290
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination			2,152
Changes in fair value measurements	(326)		(1,800)
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity
Reclassification of warrant liability to equity
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants	(264)
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending	52		642
Obligation to issue registered shares of Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning	12,635
Additions		[1]
Payment of transaction costs
Proceeds, net of original issuance discount
Original issue discount				[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination			32,900
Changes in fair value measurements			(20,265)
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity
Reclassification of warrant liability to equity
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06	(12,635)
Balance of ending			12,635
Related Party Notes Payable at Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			32,949
Proceeds, net of original issuance discount
Original issue discount				[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements			163
Repayment of principal and liquidation premium			(27,593)
Conversion of principal and liquidation premium to equity			(5,519)
Reclassification of warrant liability to equity
Balance of ending
Notes Payable At Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning	161,282		59,742
Proceeds, net of original issuance discount			171,929
Original issue discount			11,860	[2]
Proceeds allocated to equity classified warrants			(17,596)
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense			5,022
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements			31,008
Repayment of principal and liquidation premium			(48,210)
Conversion of principal and liquidation premium to equity			(52,473)
Reclassification of warrant liability to equity
Balance of ending			161,282
The9 Conditional Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			1,128
Proceeds, net of original issuance discount
Original issue discount				[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements			1,735
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity			(2,863)
Reclassification of warrant liability to equity
Balance of ending

[1]	Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.
[2]	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.